Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 86,152
2021	88,752
2022	91,414
2023	$ 86,080